Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,508,177	4,944,000
Common stock, shares outstanding	10,317,000	411,000
Common stock, shares repurchase	4,191,000	4,533,000
Zeta Acquisition Corp III
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		5,000,000	5,000,000
Common stock, shares outstanding		5,000,000	5,000,000
Scenario, Previously Reported [Member]
Common stock, par value		$ 0.001
Common stock, shares authorized		50,000,000
Common stock, shares issued		9,887,000
Common stock, shares outstanding		821,252
Common stock, shares repurchase		9,065,748